Schedule VI - Supplementary Information Concerning Property/Casualty Insurance Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplemental Information for Property, Casualty Insurance Underwriters [Line Items]
Losses and loss expenses incurred related to - current year	$ 5,072,830	$ 3,513,465	$ 4,021,353
Losses and loss expenses incurred related to - prior year	(306,630)	(255,072)	(289,889)
P&C Operations
Supplemental Information for Property, Casualty Insurance Underwriters [Line Items]
Deferred acquisition costs	893,111	357,067	537,473
Reserves for losses and loss expenses	25,439,744	19,353,243	20,481,065
Reserves for unearned premiums	7,043,383	3,973,159	3,846,568
Net earned premiums	8,164,184	5,717,438	6,014,099
Net investment income	644,312	642,492	671,071
Losses and loss expenses incurred related to - current year	5,072,830	3,513,465	4,021,353
Losses and loss expenses incurred related to - prior year	(306,630)	(255,072)	(289,889)
Net paid losses and loss expenses	5,374,652	3,821,335	3,828,139
Amortization of deferred acquisition costs	1,306,654	724,003	882,658
Net premiums written	$ 7,888,824	$ 5,767,209	$ 5,903,982